Interest expense (net) (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Interest Expense (Net)

Interest expense (net) consists of the following:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Gross interest expense	US$	910.0	Rs.	59,308.2	Rs.	55,306.7	Rs.	60,167.8
Less: Interest capitalized *		(198.6)		(12,943.2)		(12,941.0)		(12,255.2)

Total	US$	711.4	Rs.	46,365.0	Rs.	42,365.7	Rs.	47,912.6

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).